Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 25,489,098	$ 30,161,647	$ 38,573,605
Capitalized interest	$ 1,442,077	$ 1,514,654	1,527,259
Capitalization rate	5.94%	5.38%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 1,442,077	$ 1,514,654	$ 1,527,259
Capitalization rate	5.70%	5.00%	4.00%